Document and Entity Information	Nov. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	DIRECT SELLING ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40831
Entity Tax Identification Number	86-3676785
Entity Address Address Line 1	5800 Democracy Drive
Entity Address City Or Town	Plano
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75024
City Area Code	214
Local Phone Number	380-6020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001871745
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DSAQ
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	DSAQ.W
Security Exchange Name	NONE
Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DSAQ.U
Security Exchange Name	NYSE